Not FDIC Insured May Lose Value No Bank Guarantee
FUT-Q3PH

If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .
Schedule of Investments
(unaudited)
Franklin Universal Trust 2
Notes to Schedule of Investments 19

Franklin Universal Trust
Schedule of Investments (unaudited), May 31, 2026
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 47.6%
Electric Utilities 25.6%
Alliant Energy Corp. ................................. United States 80,000 $ 5,728,800
American Electric Power Co., Inc. ....................... United States 36,000 4,560,120
Constellation Energy Corp. ............................ United States 5,000 1,438,750
Duke Energy Corp. .................................. United States 40,000 4,909,200
Edison International ................................. United States 20,000 1,398,800
Entergy Corp. ...................................... United States 60,000 6,543,000
Evergy, Inc. ........................................ United States 72,000 5,906,880
Exelon Corp. ....................................... United States 40,000 1,825,600
FirstEnergy Corp. ................................... United States 50,000 2,319,500
NextEra Energy, Inc. ................................. United States 115,000 10,006,150
Pinnacle West Capital Corp. ........................... United States 20,000 1,994,800
PPL Corp. ......................................... United States 24,500 867,055
Southern Co. (The) .................................. United States 50,000 4,602,500
Xcel Energy, Inc. .................................... United States 55,000 4,372,500
56,473,655
Metals & Mining 4.3%
BHP Group Ltd., ADR ................................ Australia 25,185 2,239,198
Freeport-McMoRan, Inc. .............................. United States 40,380 2,653,370
Newmont Corp. ..................................... United States 26,000 2,855,060
Rio Tinto plc, ADR ................................... Australia 15,000 1,595,850
South32 Ltd., ADR .................................. Australia 10,074 174,834
9,518,312
Multi-Utilities 15.7%
CenterPoint Energy, Inc. .............................. United States 122,800 5,189,528
CMS Energy Corp. .................................. United States 60,000 4,354,200
Consolidated Edison, Inc. ............................. United States 15,000 1,584,450
Dominion Energy, Inc. ................................ United States 65,000 4,351,100
DTE Energy Co. .................................... United States 30,000 4,286,100
NiSource, Inc. ...................................... United States 60,000 2,773,200
Public Service Enterprise Group, Inc. .................... United States 25,000 1,966,250
Sempra, Inc. ....................................... United States 90,000 8,021,700
WEC Energy Group, Inc. .............................. United States 20,000 2,221,000
34,747,528
Oil, Gas & Consumable Fuels 1.9%
a
Amplify Energy Corp. ................................ United States 245 1,134
Birch Permian Holdings, Inc. ........................... United States 32,490 189,254
California Resources Corp. ............................ United States 47 2,787
DT Midstream, Inc. .................................. United States 10,000 1,399,800
Enbridge, Inc. ...................................... Canada 39,360 2,154,567
Expand Energy Corp. ................................ United States 2,380 221,292
Woodside Energy Group Ltd., ADR ...................... Australia 9,101 198,675
4,167,509
Pharmaceuticals 0.1%
a
Keenova Therapeutics plc ............................. United States 2,929 273,862
a
Par Health, Inc. ..................................... United States 2,929 11,411
285,273
Software 0.0%
†
a,b
DSG Topco, Inc. .................................... United States 2,027 760
Total Common Stocks (Cost $33,999,407) ....................................
105,193,037

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 0.3%
Aerospace & Defense 0.1%
Boeing Co. (The), 6% ................................ United States 3,000 $ 216,360
Software 0.2%
Oracle Corp., D, 6.5% ................................ United States 5,357 343,384
Total Convertible Preferred Stocks (Cost $417,850) ............................
559,744
Preferred Stocks 0.2%
Electric Utilities 0.2%
SCE Trust II, 5.1% .................................. United States 27,500 481,250
Total Preferred Stocks (Cost $598,125) .......................................
481,250
Rights
Rights 0.0%
†
Diversified Telecommunication Services 0.0%
†
a
Altice France SA, 2/20/49 ............................. France 1,254 19,380
Total Rights (Cost $–) ......................................................
19,380
Principal
Amount
*
Convertible Bonds 0.3%
Oil, Gas & Consumable Fuels 0.3%
c
Crescent Energy Co. , Senior Note , 144A, 2.75% , 3/15/31 ..... United States 490,000 521,360
Total Convertible Bonds (Cost $490,000) .....................................
521,360
Corporate Bonds 73.8%
Aerospace & Defense 1.8%
d
ATI, Inc. , Senior Note , 7.25% , 8/15/30 .................... United States 700,000 727,319
c
Axon Enterprise, Inc. , Senior Note , 144A, 6.25% , 3/15/33 ..... United States 250,000 256,378
c
Bombardier, Inc. ,
Senior Note, 144A, 7%, 6/01/32 ...................... Canada 85,000 88,633
Senior Note, 144A, 5.875%, 1/15/35 ................... Canada 660,000 666,283
c
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 1,050,000 1,029,625
c
TransDigm, Inc. ,
Senior Secured Note, 144A, 6%, 1/15/33 ................ United States 170,000 172,041
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 1,020,000 1,046,469
3,986,748
Automobile Components 2.2%
c,d
Adient Global Holdings Ltd. , Senior Note , 144A, 8.25% , 4/15/31 United States 300,000 313,002
c
Allison Transmission, Inc. ,
Senior Bond, 144A, 3.75%, 1/30/31 .................... United States 300,000 281,149
Senior Note, 144A, 4.75%, 10/01/27 ................... United States 600,000 600,046
c
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 310,000 317,802
c
Dexko Global, Inc. , Senior Note , 144A, 7.5% , 4/15/32 ........ United States 1,841,500 1,593,708
c
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 355,000 357,545
c,e
IHO Verwaltungs GmbH ,
Senior Secured Note, 144A, PIK, 7.75%, 11/15/30 ......... Germany 400,000 413,800
Senior Secured Note, 144A, PIK, 8%, 11/15/32 ........... Germany 900,000 939,852
4,816,904
Automobiles 0.5%
c
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ......................................... United Kingdom 500,000 497,218

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobiles (continued)
c
Nissan Motor Co. Ltd. , Senior Bond , 144A, 8.125% , 7/17/35 ... Japan 565,000 $ 600,468
1,097,686
Biotechnology 1.1%
c
Emergent BioSolutions, Inc. , Senior Note , 144A, 3.875% , 8/15/28 United States 900,000 818,982
c
Genmab A/S / Genmab Finance LLC ,
Senior Note, 144A, 7.25%, 12/15/33 ................... Denmark 480,000 500,093
Senior Secured Note, 144A, 6.25%, 12/15/32 ............ Denmark 480,000 489,357
c
Grifols SA , Senior Note , 144A, 4.75% , 10/15/28 ............ Spain 600,000 591,094
2,399,526
Broadline Retail 0.7%
c,d
Wayfair LLC ,
Senior Secured Note, 144A, 7.25%, 10/31/29 ............ United States 700,000 720,817
Senior Secured Note, 144A, 7.75%, 9/15/30 ............. United States 800,000 833,519
1,554,336
Building Products 1.6%
c,d
Advanced Drainage Systems, Inc. , Senior Note , 144A, 6.375% ,
6/15/30 ......................................... United States 500,000 506,715
c
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ......................................... United States 300,000 55,500
c,d
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 ........................ United States 800,000 818,883
c
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 205,000 201,696
c
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% ,
3/01/32 ......................................... United States 300,000 305,679
c,d
Standard Building Solutions, Inc. ,
Senior Note, 144A, 6.5%, 8/15/32 ..................... United States 600,000 609,534
Senior Note, 144A, 6.25%, 8/01/33 .................... United States 495,000 496,110
c
Standard Industries, Inc. ,
d
Senior Bond, 144A, 4.75%, 1/15/28 .................... United States 500,000 497,920
Senior Bond, 144A, 4.375%, 7/15/30 ................... United States 100,000 95,327
3,587,364
Capital Markets 1.1%
c
Jane Street Group / JSG Finance, Inc. ,
d
Senior Secured Note, 144A, 4.5%, 11/15/29 ............. United States 500,000 489,754
Senior Secured Note, 144A, 6.125%, 11/01/32 ........... United States 500,000 501,534
d
Senior Secured Note, 144A, 6.75%, 5/01/33 ............. United States 600,000 617,457
c
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 285,000 294,290
c,d
StoneX Group, Inc. , Secured Note , 144A, 7.875% , 3/01/31 .... United States 500,000 526,621
2,429,656
Chemicals 2.0%
c,e
Advancion Sciences, Inc. , Senior Note , 144A, PIK, 9.25% ,
11/01/26 ........................................ United States 194,518 156,587
b,c,e,f
Anagram Holdings LLC / Anagram International, Inc. , Secured
Note , 144A, PIK, 10% , 8/15/26 ........................ United States 257,209 —
c
ARC Falcon I, Inc. / Arclin USA LLC / New Arclin US Holding
Corp. , Senior Secured Note , 144A, 9.75% , 3/01/33 ......... United States 525,000 507,951
c
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 300,000 304,517
c,f
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% ,
2/20/32 ......................................... Mexico 300,000 204,230
c
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 300,000 267,000
c
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 200,000 194,924

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 300,000 $ 223,835
c,e
GPD Cos., Inc. , Senior Secured Note , 144A, PIK, 12.5% ,
12/31/29 ........................................ United States 802,267 543,514
c
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. , Senior Note ,
144A, 9% , 7/01/28 ................................. United States 218,000 217,853
c,d
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 1,200,000 1,276,531
c
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 625,000 618,279
4,515,221
Commercial Services & Supplies 1.6%
c,d
Enviri Corp. , Senior Note , 144A, 5.75% , 7/31/27 ............ United States 500,000 500,000
c
Neptune Bidco US, Inc. ,
Senior Secured Note, 144A, 9.29%, 4/15/29 ............. United States 130,000 133,006
Senior Secured Note, 144A, 9.5%, 2/15/33 .............. United States 625,000 640,126
c,d
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 1,125,000 1,167,323
c
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 225,000 231,136
c
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 200,000 204,951
c,d
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 700,000 719,399
3,595,941
Communications Equipment 0.2%
c
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 525,000 530,644
Construction & Engineering 0.2%
c
Arcosa, Inc. ,
d
Senior Note, 144A, 4.375%, 4/15/29 ................... United States 300,000 293,424
Senior Note, 144A, 6.875%, 8/15/32 ................... United States 100,000 103,694
397,118
Consumer Finance 3.6%
c
Encore Capital Group, Inc. ,
Senior Secured Note, 144A, 8.5%, 5/15/30 .............. United States 400,000 425,933
Senior Secured Note, 144A, 6.625%, 6/01/32 ............ United States 875,000 875,367
c
FirstCash, Inc. ,
d
Senior Note, 144A, 6.875%, 3/01/32 ................... United States 1,100,000 1,132,408
Senior Note, 144A, 6.125%, 5/01/34 ................... United States 270,000 270,330
c
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 6%, 8/15/26 ...................... United States 500,000 501,248
Senior Note, 144A, 9.5%, 2/15/29 ..................... United States 1,400,000 1,471,877
c
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 6.5% ,
3/26/31 ......................................... United Kingdom 200,000 209,331
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ....................... United States 500,000 488,204
Senior Note, 6.5%, 3/15/33 .......................... United States 290,000 283,392
c
PRA Group, Inc. ,
d
Senior Note, 144A, 8.375%, 2/01/28 ................... United States 600,000 610,205
Senior Note, 144A, 5%, 10/01/29 ..................... United States 300,000 284,644
Senior Note, 144A, 8.875%, 1/31/30 ................... United States 400,000 411,545
c,d
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ....... United States 900,000 878,191
7,842,675
Consumer Staples Distribution & Retail 0.3%
c,d
US Foods, Inc. , Senior Note , 144A, 6.875% , 9/15/28 ......... United States 700,000 717,916

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging 1.5%
c
CANPACK Group, Inc. / CANPACK SA , Senior Note , 144A, 6% ,
5/15/31 ......................................... United States 200,000 $ 201,105
c,d
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 1,000,000 962,177
c
Mauser Packaging Solutions Holding Co. , Secured Note , 144A,
9.25% , 4/15/30 ................................... United States 1,500,000 1,438,617
c,d
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 750,000 667,893
3,269,792
Distributors 0.2%
c
Gates Corp. , Senior Note , 144A, 6.875% , 7/01/29 ........... United States 400,000 412,313
c
RB Global Holdings, Inc. , Senior Secured Note , 144A, 6.75% ,
3/15/28 ......................................... Canada 125,000 127,102
539,415
Diversified Consumer Services 0.1%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....
United States 300,000 297,957
Diversified REITs 1.0%
c,d
Global Net Lease, Inc. , Senior Note , 144A, 4.5% , 9/30/28 ..... United States 900,000 882,271
c,d
Global Net Lease, Inc. / Global Net Lease Operating Partnership
LP , Senior Note , 144A, 3.75% , 12/15/27 ................. United States 670,000 657,968
c,d
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75% , 2/15/27 ................................... United States 700,000 695,855
2,236,094
Diversified Telecommunication Services 4.1%
c
APLD ComputeCo 2 LLC , Senior Secured Note , 144A, 6.75% ,
3/15/31 ......................................... United States 690,000 695,847
c
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 1,025,000 1,107,024
c
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 400,000 407,464
c
CCO Holdings LLC / CCO Holdings Capital Corp. ,
d
Senior Bond, 144A, 5.375%, 6/01/29 ................... United States 500,000 491,104
d
Senior Bond, 144A, 4.5%, 8/15/30 ..................... United States 1,700,000 1,583,378
Senior Bond, 144A, 4.25%, 2/01/31 .................... United States 200,000 181,195
Senior Note, 144A, 7%, 2/01/33 ...................... United States 200,000 195,626
c
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 385,000 401,825
c
Edged Compute LLC , Senior Secured Note , 144A, 7.5% , 4/30/31 United States 1,100,000 1,103,797
c
PR RNO Property Owner 1 LLC , Senior Secured Note , 144A,
6.5% , 5/01/31 .................................... United States 765,000 766,492
c
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 610,000 602,708
c,d
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 1,100,000 957,920
c
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 560,000 588,753
9,083,133
Electric Utilities 1.8%
c,d
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 1,500,000 1,492,540
c
NRG Energy, Inc. ,
Senior Bond, 144A, 6%, 1/15/36 ...................... United States 665,000 660,992
d
Senior Note, 144A, 5.75%, 7/15/29 .................... United States 800,000 801,036

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
c
Vistra Operations Co. LLC ,
d
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 400,000 $ 392,524
Senior Note, 144A, 7.75%, 10/15/31 ................... United States 100,000 104,885
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 400,000 416,434
3,868,411
Electronic Equipment, Instruments & Components 0.2%
c,d
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 500,000 484,553
Energy Equipment & Services 2.2%
c
Archrock Services LP / Archrock Partners Finance Corp. , Senior
Note , 144A, 6% , 2/01/34 ............................ United States 625,000 625,527
Borr IHC Ltd. / Borr Finance LLC ,
g
Senior Secured Note, 9%, 1/15/34 ..................... Mexico 205,000 205,912
c
Senior Secured Note, 144A, 10.375%, 11/15/30 .......... Mexico 214,092 227,501
c,g
Senior Secured Note, 144A, 8.75%, 1/15/32 ............. Mexico 255,000 257,091
c
Kodiak Gas Services LLC ,
Senior Note, 144A, 5.875%, 4/01/31 ................... United States 385,000 387,521
Senior Note, 144A, 6.5%, 10/01/33 .................... United States 180,000 183,267
c
Nabors Industries, Inc. ,
Senior Note, 144A, 9.125%, 1/31/30 ................... United States 300,000 314,539
Senior Note, 144A, 8.875%, 8/15/31 ................... United States 255,000 267,492
Oceaneering International, Inc. , Senior Note , 6% , 2/01/28 .....
United States 300,000 302,999
Transocean International Ltd. ,
Senior Bond, 6.8%, 3/15/38 .......................... United States 600,000 573,183
c
Senior Note, 144A, 8.25%, 5/15/29 .................... United States 100,000 103,918
c
Senior Note, 144A, 7.875%, 10/15/32 .................. United States 90,000 96,070
c
Senior Secured Note, 144A, 8.75%, 2/15/30 ............. United States 560,000 587,103
c
Weatherford International Ltd. ,
d
Senior Note, 144A, 8.625%, 4/30/30 ................... United States 184,000 187,373
Senior Note, 144A, 6.75%, 10/15/33 ................... United States 590,000 607,429
4,926,925
Entertainment 1.0%
c,d
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 800,000 823,668
Discovery Global Holdings, Inc. ,
Senior Bond, 5.05%, 3/15/42 ......................... United States 350,000 256,812
Senior Note, 4.054%, 3/15/29 ........................ United States 520,000 518,617
c
OAK-Eagle Acquireco, Inc. ,
Senior Note, 144A, 8.75%, 7/01/34 .................... United States 260,000 274,923
Senior Secured Note, 144A, 7.25%, 7/01/33 ............. United States 310,000 323,467
2,197,487
Financial Services 2.8%
c
CrossCountry Intermediate HoldCo LLC ,
Senior Note, 144A, 6.5%, 10/01/30 .................... United States 430,000 423,825
Senior Note, 144A, 6.75%, 12/01/32 ................... United States 625,000 601,458
c
Freedom Mortgage Holdings LLC ,
Senior Note, 144A, 9.25%, 2/01/29 .................... United States 300,000 312,635
Senior Note, 144A, 6.875%, 5/01/31 ................... United States 300,000 290,950
d
Senior Note, 144A, 8.375%, 4/01/32 ................... United States 650,000 660,405
Senior Note, 144A, 7.875%, 4/01/33 ................... United States 325,000 317,612
c
GGAM Finance Ltd. , Senior Note , 144A, 8% , 6/15/28 ........ Ireland 700,000 728,007
c
Osaic Holdings, Inc. ,
Senior Note, 144A, 8%, 8/01/33 ...................... United States 500,000 509,037
Senior Secured Note, 144A, 6.75%, 8/01/32 ............. United States 235,000 237,412

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services (continued)
c
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 1,800,000 $ 1,770,405
c
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 400,000 406,700
6,258,446
Food Products 1.5%
c
Chobani LLC / Chobani Finance Corp., Inc. ,
Senior Note, 144A, 7.625%, 7/01/29 ................... United States 200,000 206,454
Senior Note, 144A, 6.375%, 4/15/34 ................... United States 265,000 269,645
d
Senior Secured Note, 144A, 4.625%, 11/15/28 ........... United States 800,000 792,933
c
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ..... United States 200,000 202,035
c
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 920,000 897,666
c
Industrial F&B Investments III, Inc. , Senior Secured Note , 144A,
7.75% , 2/11/33 .................................... United States 475,000 484,860
c,d
Post Holdings, Inc. , Senior Bond , 144A, 4.625% , 4/15/30 ..... United States 400,000 389,511
3,243,104
Ground Transportation 0.8%
c
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 260,000 269,340
c,d
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4% , 7/31/29 ..................... United States 900,000 871,091
c
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 660,000 680,374
1,820,805
Health Care Equipment & Supplies 0.5%
c
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 400,000 413,500
c
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 100,000 101,839
c,d
Medline Borrower LP , Senior Note , 144A, 5.25% , 10/01/29 .... United States 500,000 499,413
1,014,752
Health Care Providers & Services 3.0%
d
Centene Corp. , Senior Bond , 2.5% , 3/01/31 ............... United States 500,000 435,845
c
CHS/Community Health Systems, Inc. ,
144A, 10.75%, 6/15/33 ............................. United States 500,000 535,308
Secured Note, 144A, 6.125%, 4/01/30 .................. United States 500,000 455,108
Senior Secured Note, 144A, 6%, 1/15/29 ................ United States 300,000 297,279
Senior Secured Note, 144A, 10.875%, 1/15/32 ........... United States 288,000 310,678
c
DaVita, Inc. ,
d
Senior Note, 144A, 4.625%, 6/01/30 ................... United States 1,200,000 1,166,656
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 200,000 207,276
c,d
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 1,500,000 1,481,082
c
MPH Acquisition Holdings LLC ,
Senior Secured Note, 144A, 5.75%, 12/31/30 ............ United States 90,027 72,542
e
Senior Secured Note, 144A, PIK, 11.5%, 12/31/30 ......... United States 144,760 130,121
e
Senior Secured Note, 144A, PIK, 6.75%, 3/31/31 ......... United States 777,986 469,062
Tenet Healthcare Corp. ,
Senior Secured Note, 6.125%, 6/15/30 ................. United States 575,000 581,138
d
Senior Secured Note, 6.75%, 5/15/31 .................. United States 500,000 515,220
6,657,315
Health Care REITs 0.9%
c
Diversified Healthcare Trust , Senior Secured Note , 144A, 7.25% ,
10/15/30 ........................................ United States 1,190,000 1,223,491

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care REITs (continued)
c,d
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 750,000 $ 781,511
2,005,002
Health Care Technology 0.4%
c,d
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 925,000 946,136
Hotel & Resort REITs 0.8%
c
Pebblebrook Hotel LP / PEB Finance Corp. , Senior Note , 144A,
6.375% , 10/15/29 .................................. United States 355,000 362,010
c
RHP Hotel Properties LP / RHP Finance Corp. ,
d
Senior Note, 144A, 7.25%, 7/15/28 .................... United States 300,000 307,185
d
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 700,000 718,126
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 275,000 283,012
c
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 200,000 204,938
1,875,271
Hotels, Restaurants & Leisure 4.5%
c
A&K Travel Group Holdings Ltd. , Senior Note , 144A, 7.5% ,
5/15/33 ......................................... United Kingdom 450,000 456,560
c
Allwyn Entertainment Financing UK plc , Senior Secured Note ,
144A, 7.875% , 4/30/29 .............................. Switzerland 800,000 826,250
c,d
Carnival Corp. Ltd. , Senior Note , 144A, 5.75% , 8/01/32 ....... United States 835,000 844,546
c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 1,300,000 1,269,476
c,d
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 900,000 888,358
c
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.5% ,
9/15/31 ......................................... United States 815,000 820,158
c,d
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 650,000 678,868
c
NCL Corp. Ltd. ,
d
Senior Note, 144A, 6.75%, 2/01/32 .................... United States 500,000 495,978
Senior Note, 144A, 6.25%, 9/15/33 .................... United States 480,000 460,568
c
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 275,000 277,399
c
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 300,000 306,491
Senior Note, 144A, 6%, 2/01/33 ...................... United States 300,000 304,202
c
Station Casinos LLC ,
Senior Bond, 144A, 4.625%, 12/01/31 .................. United States 150,000 142,096
Senior Note, 144A, 4.5%, 2/15/28 ..................... United States 250,000 246,598
c
Viking Cruises Ltd. ,
d
Senior Note, 144A, 7%, 2/15/29 ...................... United States 600,000 604,087
Senior Note, 144A, 5.875%, 10/15/33 .................. United States 520,000 521,350
c,d
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 800,000 845,469
9,988,454
Household Durables 2.0%
c
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
d
Senior Note, 144A, 4.625%, 8/01/29 ................... United States 1,200,000 1,153,525
Senior Note, 144A, 6.875%, 8/01/33 ................... United States 70,000 68,700
c,d
Dream Finders Homes, Inc. , Senior Note , 144A, 8.25% , 8/15/28 United States 500,000 512,587
c
K. Hovnanian Enterprises, Inc. ,
Senior Note, 144A, 8%, 4/01/31 ...................... United States 150,000 151,734
Senior Note, 144A, 8.375%, 10/01/33 .................. United States 225,000 227,333
d
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 .............. United States 600,000 571,315

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables (continued)
c
Weekley Homes LLC / Weekley Finance Corp. ,
d
Senior Note, 144A, 4.875%, 9/15/28 ................... United States 1,300,000 $ 1,273,154
Senior Note, 144A, 6.75%, 1/15/34 .................... United States 435,000 428,631
4,386,979
Household Products 0.1%
c
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 200,000 192,679
Independent Power and Renewable Electricity Producers 1.6%
c
Clearway Energy Operating LLC ,
d
Senior Bond, 144A, 3.75%, 1/15/32 .................... United States 400,000 367,059
Senior Note, 144A, 4.75%, 3/15/28 .................... United States 400,000 397,245
Senior Note, 144A, 3.75%, 2/15/31 .................... United States 300,000 279,692
Senior Note, 144A, 5.75%, 1/15/34 .................... United States 145,000 144,238
c
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ................................... United States 1,000,000 955,851
c
Talen Energy Supply LLC ,
Senior Bond, 144A, 6.5%, 2/01/36 ..................... United States 590,000 593,784
Senior Note, 144A, 6.375%, 5/01/33 ................... United States 215,000 214,342
Senior Note, 144A, 6.25%, 2/01/34 .................... United States 590,000 588,337
3,540,548
Insurance 1.2%
c
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note, 144A, 8.5%, 6/15/29 ..................... United States 400,000 394,838
Senior Secured Note, 144A, 7.5%, 11/06/30 ............. United States 400,000 399,831
c,d
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Secured Note , 144A, 7% , 1/15/31 ................ United States 500,000 507,923
c
Asurion LLC / Asurion Co-Issuer, Inc. ,
Secured Note, 144A, 8.375%, 2/01/34 .................. United States 695,000 679,774
Senior Secured Note, 144A, 8%, 12/31/32 ............... United States 550,000 573,913
2,556,279
IT Services 1.0%
c
Cogent Communications Group LLC / Cogent Finance, Inc. ,
d
Senior Note, 144A, 7%, 6/15/27 ...................... United States 700,000 698,787
Senior Secured Note, 144A, 6.5%, 7/01/32 .............. United States 975,000 900,548
c,d
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 600,000 607,287
2,206,622
Machinery 1.7%
c,d
ATS Corp. , Senior Note , 144A, 4.125% , 12/15/28 ........... Canada 1,300,000 1,265,832
c,d
Calderys Financing LLC , Senior Secured Note , 144A, 11.25% ,
6/01/28 ......................................... France 800,000 829,421
c
ESAB Corp. ,
d
Senior Note, 144A, 6.25%, 4/15/29 .................... United States 600,000 611,585
Senior Note, 144A, 5.625%, 4/01/31 ................... United States 325,000 327,422
d
Hillenbrand, Inc. , Senior Note , 6.25% , 2/15/29 .............. United States 600,000 567,751
c
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 170,000 172,699
3,774,710
Media 3.9%
c
Block Communications, Inc. , Senior Secured Note , 144A,
10.25% , 3/01/31 ................................... United States 540,000 505,347
c
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 .................... United States 300,000 300,890
Senior Secured Note, 144A, 7.5%, 3/15/33 .............. United States 700,000 735,066

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
c
CSC Holdings LLC ,
Senior Bond, 144A, 3.375%, 2/15/31 ................... United States 300,000 $ 167,157
Senior Note, 144A, 11.25%, 5/15/28 ................... United States 700,000 467,827
Senior Note, 144A, 11.75%, 1/31/29 ................... United States 200,000 126,451
c
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 150,000 153,987
c
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note, 144A, 5.875%, 8/15/27 ............ United States 13,000 13,042
Senior Secured Note, 144A, 9.25%, 6/01/32 ............. United States 800,000 821,839
c
EW Scripps Co. (The) , Secured Note , 144A, 9.875% , 8/15/30 .. United States 750,000 716,700
c
Gray Media, Inc. ,
Secured Note, 144A, 9.625%, 7/15/32 .................. United States 390,000 384,995
Senior Bond, 144A, 5.375%, 11/15/31 .................. United States 300,000 215,543
c,d
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375% , 9/01/31 ................................... United States 800,000 817,647
c
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ........... United States 200,000 193,964
c
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond, 144A, 4.625%, 3/15/30 ................... United States 75,000 72,940
Senior Note, 144A, 5%, 8/15/27 ...................... United States 100,000 100,009
Paramount Global ,
Senior Bond, 6.875%, 4/30/36 ........................ United States 150,000 138,817
Senior Bond, 4.375%, 3/15/43 ........................ United States 230,000 147,318
Senior Bond, 5.85%, 9/01/43 ......................... United States 300,000 221,278
c,d
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 800,000 823,000
c
Univision Communications, Inc. ,
Senior Secured Note, 144A, 9.375%, 8/01/32 ............ United States 145,000 148,618
Senior Secured Note, 144A, 8.875%, 4/15/33 ............ United States 415,000 413,836
c
VZ Secured Financing BV , Senior Secured Note , 144A, 7.5% ,
1/15/33 ......................................... Netherlands 895,000 861,475
8,547,746
Metals & Mining 2.2%
c
Cleveland-Cliffs, Inc. ,
Senior Note, 144A, 7%, 3/15/32 ...................... United States 340,000 344,151
Senior Note, 144A, 7.625%, 1/15/34 ................... United States 565,000 581,865
Commercial Metals Co. ,
d
Senior Bond, 3.875%, 2/15/31 ........................ United States 700,000 653,946
c
Senior Bond, 144A, 6%, 12/15/35 ..................... United States 445,000 446,149
c
Senior Note, 144A, 5.75%, 11/15/33 ................... United States 225,000 225,309
c
Constellium SE ,
d
Senior Note, 144A, 3.75%, 4/15/29 .................... United States 600,000 581,210
Senior Note, 144A, 6.375%, 8/15/32 ................... United States 400,000 409,260
c
Mineral Resources Ltd. ,
Senior Note, 144A, 7%, 4/01/31 ...................... Australia 295,000 306,937
Senior Note, 144A, 6%, 5/01/32 ...................... Australia 200,000 199,394
c
Novelis Corp. ,
Senior Bond, 144A, 3.875%, 8/15/31 ................... United States 100,000 91,009
Senior Note, 144A, 6.875%, 1/30/30 ................... United States 300,000 308,456
Senior Note, 144A, 6.375%, 8/15/33 ................... United States 680,000 686,999
4,834,685
Mortgage Real Estate Investment Trusts (REITs) 0.2%
c
Starwood Property Trust, Inc. , Senior Note , 144A, 5.75% , 1/15/31 United States 445,000 445,457
Oil, Gas & Consumable Fuels 7.0%
c,d
Antero Resources Corp. , Senior Note , 144A, 5.375% , 3/01/30 .. United States 700,000 706,614

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 9.75%, 2/15/31 .................... United States 305,000 $ 323,133
d
Senior Secured Note, 144A, 9.25%, 7/15/29 ............. United States 800,000 814,000
c
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 950,000 867,597
c
Crescent Energy Finance LLC ,
Senior Note, 144A, 7.875%, 4/15/32 ................... United States 375,000 384,567
Senior Note, 144A, 7.375%, 1/15/33 ................... United States 295,000 299,921
d
Senior Note, 144A, 8.375%, 1/15/34 ................... United States 800,000 839,592
c
DT Midstream, Inc. , Senior Note , 144A, 4.125% , 6/15/29 ...... United States 300,000 294,292
c,d
Hess Midstream Operations LP , Senior Note , 144A, 6.5% , 6/01/29 United States 500,000 513,127
c
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 7.25%, 2/15/35 .................... United States 200,000 203,043
d
Senior Note, 144A, 6%, 4/15/30 ...................... United States 600,000 596,838
d
Senior Note, 144A, 8.375%, 11/01/33 .................. United States 700,000 745,057
c
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 400,000 402,149
c
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ................... United States 1,700,000 1,743,970
Murphy Oil Corp. ,
Senior Note, 6%, 10/01/32 .......................... United States 195,000 196,299
Senior Note, 6.5%, 2/15/34 .......................... United States 480,000 481,132
c
Neo Next+ Energy Consolidated Holdings Ltd. , Senior Secured
Note , 144A, Reg S, 6.625% , 6/11/31 ................... United Kingdom 400,000 400,000
c,d
Northriver Midstream Finance LP , Senior Secured Note , 144A,
6.75% , 7/15/32 ................................... Canada 600,000 610,716
c
Sunoco LP ,
Senior Note, 144A, 5.375%, 7/15/31 ................... United States 95,000 94,578
d
Senior Note, 144A, 7.25%, 5/01/32 .................... United States 500,000 523,638
Senior Note, 144A, 5.625%, 7/15/34 ................... United States 55,000 54,342
Sunoco LP / Sunoco Finance Corp. , Senior Note , 4.5% , 5/15/29
United States 200,000 196,079
c
Venture Global Calcasieu Pass LLC ,
d
Senior Secured Bond, 144A, 4.125%, 8/15/31 ............ United States 300,000 281,713
Senior Secured Bond, 144A, 6%, 5/01/36 ............... United States 80,000 80,939
d
Senior Secured Note, 144A, 3.875%, 8/15/29 ............ United States 300,000 287,622
c
Venture Global LNG, Inc. ,
d
Senior Secured Note, 144A, 9.5%, 2/01/29 .............. United States 1,100,000 1,198,065
d
Senior Secured Note, 144A, 8.375%, 6/01/31 ............ United States 500,000 520,560
Senior Secured Note, 144A, 9.875%, 2/01/32 ............ United States 400,000 427,890
c
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 200,000 224,630
d
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 490,000 519,979
Senior Secured Note, 144A, 6.125%, 12/15/30 ........... United States 45,000 46,243
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 200,000 220,824
Senior Secured Note, 144A, 6.5%, 1/15/34 .............. United States 295,000 308,604
Senior Secured Note, 144A, 6.5%, 6/15/34 .............. United States 45,000 46,986
15,454,739
Paper & Forest Products 0.2%
c
Magnera Corp. , Senior Secured Note , 144A, 4.75% , 11/15/29 .. United States 400,000 374,783
Passenger Airlines 0.4%
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75% , 10/20/28 .............................. United States 583,333 583,929
c,d
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 300,000 296,081
880,010

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Personal Care Products 0.7%
c,d
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC , Senior Note , 144A, 6.625% , 7/15/30 ... United States 600,000 $ 602,533
c,d
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 950,000 968,575
1,571,108
Pharmaceuticals 0.5%
c
Endo Finance Holdings LP , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 200,000 213,289
d
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 4.75%, 5/09/27 ......................... Israel 600,000 600,829
Senior Note, 8.125%, 9/15/31 ........................ Israel 300,000 338,569
1,152,687
Professional Services 0.2%
c
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 425,000 434,918
Real Estate Management & Development 0.3%
c
Forestar Group, Inc. , Senior Note , 144A, 6.5% , 3/15/33 ....... United States 700,000 703,146
Semiconductors & Semiconductor Equipment 0.2%
c
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 140,000 142,936
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 240,000 241,863
384,799
Software 0.9%
c
Gen Digital, Inc. , Senior Note , 144A, 6.25% , 4/01/33 ......... United States 250,000 249,211
c
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 800,000 684,844
c
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 1,100,000 1,029,748
1,963,803
Specialized REITs 1.1%
c,d
Iron Mountain, Inc. ,
Senior Bond, 144A, 5.625%, 7/15/32 ................... United States 300,000 297,343
Senior Note, 144A, 7%, 2/15/29 ...................... United States 700,000 715,050
c
Millrose Properties, Inc. ,
Senior Note, 144A, 6.375%, 8/01/30 ................... United States 1,125,000 1,141,609
Senior Note, 144A, 6.25%, 9/15/32 .................... United States 375,000 377,085
2,531,087
Specialty Retail 0.6%
c,d
Gap, Inc. (The) , Senior Note , 144A, 3.625% , 10/01/29 ........ United States 700,000 655,666
c
PetSmart LLC / PetSmart Finance Corp. , Senior Secured Note ,
144A, 7.5% , 9/15/32 ............................... United States 595,000 600,077
1,255,743
Technology Hardware, Storage & Peripherals 0.3%
c,d
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A,
5.875% , 7/15/30 ................................... United States 550,000 560,898
Textiles, Apparel & Luxury Goods 0.4%
c,e
Beach Acquisition Bidco LLC , Senior Note , 144A, PIK, 10% ,
7/15/33 ......................................... United States 758,915 808,818
Trading Companies & Distributors 1.2%
c
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 655,000 680,438
d
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 745,000 783,851

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors (continued)
c
WESCO Distribution, Inc. ,
Senior Note, 144A, 6.375%, 3/15/29 ................... United States 400,000 $ 409,469
Senior Note, 144A, 5.25%, 4/15/31 .................... United States 235,000 233,358
Senior Note, 144A, 6.375%, 3/15/33 ................... United States 450,000 462,659
2,569,775
Wireless Telecommunication Services 1.7%
c
Altice France Lux 3 / Altice Holdings 1 , Senior Note , 144A, 10% ,
1/15/33 ......................................... Luxembourg 300,000 292,840
c,d
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 1,300,000 1,374,317
b,h
Digicel Group Holdings Ltd. , 29.383% , 11/17/33 ............ Bermuda 26,671 844
c
Iliad Holding SAS ,
d
Senior Secured Note, 144A, 7%, 10/15/28 ............... France 800,000 806,376
Senior Secured Note, 144A, 7%, 4/15/32 ................ France 425,000 432,841
c,d
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 901,000 943,611
3,850,829
Total Corporate Bonds (Cost $163,827,044) ...................................
163,167,635
Senior Floating Rate Interests 0.0%
†
IT Services 0.0%
†
e
Diamond Sports Net LLC, First Lien, Exit Term Loan, PIK, 12%,
1/03/28 ......................................... United States 37,317 7,777
Total Senior Floating Rate Interests (Cost $36,308) ............................
7,777
i
Marketplace Loans 0.3%
b
Financial Services 0.3%
a a a a a a
Total Marketplace Loans (Cost $809,030) .....................................
699,772
Municipal Bonds 0.2%
Arizona 0.2%
c
Maricopa County Industrial Development Authority , Grand Canyon
University Obligated Group , Revenue , 144A, 2024 , 7.375% ,
10/01/29 ........................................ United States 430,000 449,847
Total Municipal Bonds (Cost $431,931) .......................................
449,847
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
Endo GUC Trust, Escrow Account ....................... United States 51,454 —
a,b
Expand Energy Corp., Escrow Account ................... United States 1,500,000 2
Total Escrows and Litigation Trusts (Cost $–) .................................
2
Total Long Term Investments (Cost $200,609,695) .............................
271,099,804
a

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 23 .
Short Term Investments 3.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.2%
j,k
Franklin Institutional U.S. Government Money Market Fund,
3.579% ......................................... United States 7,042,767 $ 7,042,767
Total Money Market Funds (Cost $7,042,767) .................................
7,042,767
Total Short Term Investments (Cost $7,042,767 ) ...............................
7,042,767
a
Total Investments (Cost $207,652,462) 125.9% ................................
$278,142,571
Credit Facility (27.1)% ......................................................
(60,000,000)
Other Assets, less Liabilities 1.2% ...........................................
2,866,750
Net Assets 100.0% .........................................................
$221,009,321
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $154,614,232, representing 70.0% of net assets.
d
A portion or all of the security is pledged as collateral in connection with the Fund’s credit facility.
e
Income may be received in additional securities and/or cash.
f
Defaulted security or security for which income has been deemed uncollectible.
g
A portion or all of the security purchased on a delayed delivery basis.
h
The rate shown represents the yield at period end.
i
See full breakdown of marketplace loans holdings in the table at the end of this schedule.
j
See Note 3 regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.

Franklin Universal Trust
Schedule of Investments (unaudited), May 31, 2026
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At May 31, 2026, the Fund had the following marketplace loans outstanding.
Description
Principal
Amount Value
Marketplace Loans - 0.3%
Freedom Financial Asset Management LLC
APP-15054013.FP.FTS.B , 17 .99% , 7/20/26 $ 585 $ 588
APP-15109634.FP.FTS.B , 19 .49% , 7/21/26 384 387
APP-13256383.FP.FTS.B , 7 .99% , 9/18/26 . 3,047 3,061
APP-10460831.FP.FTS.B , 21 .99% , 9/19/26 771 786
APP-14860724.FP.FTS.B , 20 .99% , 9/26/26 2,252 2,314
APP-10845328.FP.FTS.B , 11 .99% ,
10/16/26 .......................... 3,257 3,279
APP-10704368.FP.FTS.B , 14 .99% ,
10/16/26 .......................... 2,172 2,192
APP-10848002.FP.FTS.B , 17 .99% ,
11/19/26 .......................... 3,134 3,190
APP-11094577.FP.FTS.B , 19 .49% ,
12/08/26 .......................... 2,006 2,063
APP-11021456.FP.FTS.B , 20 .99% ,
12/15/26 .......................... 6,095 6,285
APP-11007668.FP.FTS.B , 19 .99% ,
12/19/26 .......................... 3,030 3,114
APP-11111264.FP.FTS.B , 16 .49% , 12/20/26 1,853 1,875
APP-11677084.FP.FTS.B , 15 .49% ,
12/26/26 .......................... 6,870 6,937
APP-11036570.FP.FTS.B , 22 .99% , 1/20/27 192 191
APP-11844341.FP.FTS.B , 16 .74% , 2/01/27 7,080 7,213
APP-12397051.FP.FTS.B , 17 .49% , 2/06/27 2,501 2,552
APP-11743079.FP.FTS.B , 16 .24% , 2/07/27 10,052 3,904
APP-10128827.FP.FTS.B , 25 .49% , 2/24/27 848 857
APP-11674918.FP.FTS.B , 20 .49% , 2/25/27 5,708 5,901
APP-10848317.FP.FTS.B , 12 .24% , 2/28/27 4,469 4,514
APP-12106158.FP.FTS.B , 11 .24% , 3/07/27 3,268 3,293
APP-12341500.FP.FTS.B , 20 .49% , 3/20/27 3,938 4,086
APP-12396943.FP.FTS.B , 13 .49% , 3/21/27 3,156 3,192
APP-12270734.FP.FTS.B , 16 .99% , 3/21/27 4,157 4,223
APP-13513406.FP.FTS.B , 14 .34% , 4/01/27 11,908 12,027
APP-11744634.FP.FTS.B , 19 .99% , 5/01/27 6,212 6,407
APP-08710316.FP.FTS.B , 10 .99% , 5/13/27 7,418 7,489
APP-13498730.FP.FTS.B , 11 .34% , 5/15/27 4,709 4,758
APP-11845152.FP.FTS.B , 11 .74% , 5/15/27 4,290 4,317
APP-13227905.FP.FTS.B , 21 .99% , 5/18/27 1,988 2,034
APP-13507352.FP.FTS.B , 20 .49% , 5/19/27 2,294 2,353
APP-13485605.FP.FTS.B , 18 .99% , 5/20/27 3,427 3,498
APP-11801830.FP.FTS.B , 16 .49% , 5/31/27 6,191 6,275
APP-12304720.FP.FTS.B , 18 .74% , 7/06/27 8,450 8,557
APP-15057995.FP.FTS.B , 18 .99% , 7/23/27 3,067 3,120
APP-15058449.FP.FTS.B , 11 .99% , 7/25/27 3,340 3,382
APP-15078317.FP.FTS.B , 13 .99% , 7/25/27 5,945 6,033
APP-15053719.FP.FTS.B , 16 .99% , 7/28/27 3,323 3,386
APP-15053776.FP.FTS.B , 17 .49% , 7/30/27 3,685 3,813
APP-15048744.FP.FTS.B , 16 .49% , 7/31/27 7,449 7,627
APP-15039962.FP.FTS.B , 12 .49% , 8/28/27 15,707 15,931
APP-15053141.FP.FTS.B , 18 .99% , 9/15/27 1,514 1,525
APP-15070181.FP.FTS.B , 19 .99% , 2/15/28 3,152 3,178
APP-15070551.FP.FTS.B , 24 .74% , 4/27/28 8,142 8,575
190,282
LendingClub Corp. - LCX PM
185030629.LC.FTS.B , 28 .99% , 1/13/27 ... 1,336 1,374
185284755.LC.FTS.B , 20 .24% , 1/21/27 ... 4,636 4,724
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
184608676.LC.FTS.B , 21 .99% , 1/21/27 ... $ 6,189 $ –
186073191.LC.FTS.B , 23 .99% , 1/26/27 ... 1,961 2,013
184862697.LC.FTS.B , 13 .19% , 1/28/27 ... 2,800 2,828
185553869.LC.FTS.B , 17 .44% , 1/31/27 ... 5,598 –
185801067.LC.FTS.B , 15 .19% , 2/04/27 ... 3,030 3,050
185785605.LC.FTS.B , 16 .99% , 2/04/27 ... 5,149 5,198
186037923.LC.FTS.B , 23 .49% , 2/12/27 ... 1,640 1,682
185788975.LC.FTS.B , 20 .44% , 2/15/27 ... 9,031 9,178
188818650.LC.FTS.B , 20 .99% , 4/26/27 ... 1,718 1,762
188684882.LC.FTS.B , 23 .99% , 4/26/27 ... 1,857 1,902
188821742.LC.FTS.B , 23 .99% , 4/27/27 ... 5,615 5,828
188825826.LC.FTS.B , 23 .49% , 4/28/27 ... 2,793 2,897
188877761.LC.FTS.B , 25 .99% , 4/28/27 ... 1,965 2,033
188806927.LC.FTS.B , 23 .99% , 4/30/27 ... 5,008 –
188652977.LC.FTS.B , 23 .99% , 5/24/27 ... 1,081 1,115
185215933.LC.FTS.B , 28 .99% , 6/25/27 ... 8,763 –
185440062.LC.FTS.B , 17 .49% , 2/25/28 ... 10,568 1,962
186004411.LC.FTS.B , 5% , 2/28/28 ...... 6,640 6,887
185051135.LC.FTS.B , 23 .99% , 2/28/28 ... 128 128
185806351.LC.FTS.B , 18 .99% , 2/07/35 ... 2,412 –
54,561
Prosper Funding LLC
1608617.PS.FTS.B , 13 .7% , 8/20/26 ..... 409 409
1609277.PS.FTS.B , 15 .7% , 8/23/26 ..... 1,019 1,031
1621428.PS.FTS.B , 20% , 8/26/26 ....... 776 788
1611746.PS.FTS.B , 14 .29% , 8/27/26 .... 822 825
a
1610327.PS.FTS.B , 27 .6% , 9/17/26 ..... 2,084 317
1635897.PS.FTS.B , 12% , 9/23/26 ....... 1,909 1,917
1627036.PS.FTS.B , 16 .33% , 9/25/26 .... 273 273
1637445.PS.FTS.B , 13 .3% , 9/27/26 ..... 1,130 1,134
1644875.PS.FTS.B , 11 .6% , 10/26/26 .... 805 808
1645337.PS.FTS.B , 18 .48% , 10/27/26 ... 3,038 3,101
1651868.PS.FTS.B , 9 .45% , 11/08/26 .... 1,640 1,640
1658185.PS.FTS.B , 10 .5% , 11/08/26 .... 1,125 1,126
a
1653323.PS.FTS.B , 16% , 11/09/26 ...... 3,215 –
1660066.PS.FTS.B , 12 .6% , 11/10/26 .... 4,561 4,567
1666890.PS.FTS.B , 17% , 11/10/26 ...... 4,339 4,381
1666359.PS.FTS.B , 21% , 11/15/26 ...... 955 973
1651871.PS.FTS.B , 20 .66% , 11/20/26 .... 894 905
1651913.PS.FTS.B , 25 .67% , 11/22/26 .... 1,361 1,389
1666362.PS.FTS.B , 19% , 11/23/26 ...... 1,203 1,222
1672316.PS.FTS.B , 10 .44% , 12/14/26 ... 1,889 1,891
1675010.PS.FTS.B , 12 .5% , 12/20/26 .... 1,254 1,255
1685637.PS.FTS.B , 11 .7% , 12/28/26 .... 5,260 5,319
1672718.PS.FTS.B , 14 .38% , 1/07/27 .... 1,525 1,527
1701537.PS.FTS.B , 19 .3% , 1/13/27 ..... 2,767 2,814
a
1689173.PS.FTS.B , 11 .2% , 1/14/27 ..... 6,369 –
1695787.PS.FTS.B , 11 .7% , 1/14/27 ..... 4,226 4,235
1701108.PS.FTS.B , 15 .7% , 1/15/27 ..... 5,717 5,786
1702455.PS.FTS.B , 15 .18% , 1/20/27 .... 2,996 3,000
1689251.PS.FTS.B , 19% , 1/21/27 ....... 791 804
1707746.PS.FTS.B , 9 .45% , 2/14/27 ..... 1,265 1,267
1720917.PS.FTS.B , 13 .7% , 2/15/27 ..... 2,450 2,488
1714648.PS.FTS.B , 16 .7% , 2/15/27 ..... 1,549 1,573

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1721346.PS.FTS.B , 16 .7% , 2/15/27 ..... $ 4,132 $ 4,215
1714627.PS.FTS.B , 11 .4% , 2/17/27 ..... 3,979 3,985
1703169.PS.FTS.B , 25 .6% , 2/25/27 ..... 5,885 6,155
1752624.PS.FTS.B , 17 .23% , 4/05/27 .... 5,065 5,099
1753011.PS.FTS.B , 12% , 4/06/27 ....... 3,466 3,462
1744328.PS.FTS.B , 14 .89% , 4/15/27 .... 4,955 4,993
1752654.PS.FTS.B , 12 .76% , 4/30/27 .... 3,973 3,967
a
1750735.PS.FTS.B , 16% , 5/15/27 ....... 2,857 –
1650328.PS.FTS.B , 11 .2% , 7/29/27 ..... 3,208 3,187
1672730.PS.FTS.B , 13 .8% , 9/14/27 ..... 9,004 6,076
1678354.PS.FTS.B , 11 .07% , 9/20/27 .... 4,471 2,680
1685634.PS.FTS.B , 12 .5% , 11/14/27 .... 2,900 1,590
1705005.PS.FTS.B , 15% , 1/15/28 ....... 10,861 10,847
115,021
a
Upgrade, Inc. - Card
992301470.UG.FTS.B , 28 .98% , 8/02/26 .. 61 –
992238906.UG.FTS.B , 22 .97% , 6/03/29 .. 2,660 –
–
Upstart Network, Inc.
FW1729657.UP.FTS.B , 9 .44% , 9/17/26 ... 576 568
L1729743.UP.FTS.B , 11 .64% , 9/17/26 .... 4,288 4,237
L1730112.UP.FTS.B , 15 .91% , 9/17/26 .... 349 302
L1730290.UP.FTS.B , 23 .01% , 9/17/26 .... 816 806
FW1729390.UP.FTS.B , 32 .18% , 9/17/26 .. 340 305
FW1728926.UP.FTS.B , 32 .35% , 9/17/26 .. 196 193
FW1902353.UP.FTS.B , 5 .71% , 10/22/26 .. 1,326 1,305
FW1901571.UP.FTS.B , 16 .95% , 10/22/26 . 1,492 1,479
L1902683.UP.FTS.B , 25 .19% , 10/22/26 ... 1,660 1,643
L1901951.UP.FTS.B , 25 .24% , 10/22/26 ... 333 329
FW1902836.UP.FTS.B , 25 .41% , 10/22/26 . 5,335 5,279
FW1902401.UP.FTS.B , 25 .71% , 10/22/26 . 658 652
FW1902199.UP.FTS.B , 26 .04% , 10/22/26 . 592 586
FW1901303.UP.FTS.B , 31 .21% , 10/22/26 . 583 577
FW1900628.UP.FTS.B , 31 .23% , 10/22/26 . 169 167
FW1902681.UP.FTS.B , 31 .63% , 10/22/26 . 685 678
FW1902299.UP.FTS.B , 31 .27% , 10/27/26 . 1,325 1,312
L2032147.UP.FTS.B , 11 .65% , 11/12/26 ... 1,022 1,008
FW2032727.UP.FTS.B , 12 .91% , 11/12/26 . 458 452
L2032226.UP.FTS.B , 14 .31% , 11/12/26 ... 3,096 3,055
L2032373.UP.FTS.B , 14 .92% , 11/12/26 ... 1,648 1,246
L2033008.UP.FTS.B , 17 .14% , 11/12/26 ... 909 899
L2031479.UP.FTS.B , 17 .32% , 11/12/26 ... 2,398 2,372
L2032849.UP.FTS.B , 19 .14% , 11/12/26 ... 1,762 1,743
L2030806.UP.FTS.B , 19 .55% , 11/12/26 ... 593 585
FW2032947.UP.FTS.B , 19 .59% , 11/12/26 . 3,798 3,748
L2032060.UP.FTS.B , 20 .25% , 11/12/26 ... 900 887
L2032456.UP.FTS.B , 20 .93% , 11/12/26 ... 223 220
L2032183.UP.FTS.B , 24 .12% , 11/12/26 ... 1,604 1,581
FW2032753.UP.FTS.B , 27 .55% , 11/12/26 . 231 227
FW2032946.UP.FTS.B , 27 .87% , 11/12/26 . 4,201 4,142
FW2031644.UP.FTS.B , 30 .67% , 11/12/26 . 322 318
FW2032325.UP.FTS.B , 31 .07% , 11/12/26 . 216 213
L2031623.UP.FTS.B , 9 .89% , 11/16/26 .... 4,246 4,183
L2101522.UP.FTS.B , 12 .34% , 11/23/26 ... 4,334 4,283
L2102939.UP.FTS.B , 13 .35% , 11/23/26 ... 461 456
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2076017.UP.FTS.B , 13 .49% , 11/23/26 ... $ 277 $ 274
L2102751.UP.FTS.B , 16 .5% , 11/23/26 .... 560 555
FW2102941.UP.FTS.B , 20 .37% , 11/23/26 . 3,001 2,971
L2102400.UP.FTS.B , 22 .64% , 11/23/26 ... 858 850
L2101750.UP.FTS.B , 24 .17% , 11/23/26 ... 1,380 1,366
FW2102727.UP.FTS.B , 24 .84% , 11/23/26 . 650 644
L2103842.UP.FTS.B , 25 .11% , 11/23/26 ... 652 646
a
L2101880.UP.FTS.B , 25 .39% , 11/23/26 ... 785 42
L2102028.UP.FTS.B , 25 .89% , 11/23/26 ... 990 981
FW2101678.UP.FTS.B , 26 .5% , 11/23/26 .. 627 621
FW2103284.UP.FTS.B , 27 .1% , 11/23/26 .. 558 552
L2250662.UP.FTS.B , 8 .88% , 12/14/26 .... 1,548 1,523
L2249279.UP.FTS.B , 9 .09% , 12/14/26 .... 716 705
L2251398.UP.FTS.B , 9 .28% , 12/14/26 .... 1,134 1,117
FW2251249.UP.FTS.B , 10 .34% , 12/14/26 . 2,753 2,714
a
L2248805.UP.FTS.B , 10 .51% , 12/14/26 ... 2,047 415
L2249903.UP.FTS.B , 11 .03% , 12/14/26 ... 440 434
L2250070.UP.FTS.B , 12 .15% , 12/14/26 ... 492 486
L2247235.UP.FTS.B , 13 .18% , 12/14/26 ... 610 602
L2249248.UP.FTS.B , 16 .43% , 12/14/26 ... 1,856 1,836
L2249629.UP.FTS.B , 17 .8% , 12/14/26 .... 978 965
L2249412.UP.FTS.B , 19 .96% , 12/14/26 ... 311 308
L2251409.UP.FTS.B , 20 .71% , 12/14/26 ... 2,112 2,084
L2251393.UP.FTS.B , 20 .81% , 12/14/26 ... 790 778
L2249780.UP.FTS.B , 21 .14% , 12/14/26 ... 1,416 1,396
L2250707.UP.FTS.B , 21 .52% , 12/14/26 ... 1,172 968
L2249149.UP.FTS.B , 21 .87% , 12/14/26 ... 1,794 1,771
FW2248314.UP.FTS.B , 21 .92% , 12/14/26 . 628 619
L2251333.UP.FTS.B , 22 .77% , 12/14/26 ... 2,499 2,463
L2249765.UP.FTS.B , 23 .67% , 12/14/26 ... 740 729
L2250334.UP.FTS.B , 24 .44% , 12/14/26 ... 1,628 1,607
L2250314.UP.FTS.B , 24 .91% , 12/14/26 ... 673 664
L2249782.UP.FTS.B , 24 .98% , 12/14/26 ... 793 782
L2248144.UP.FTS.B , 25 .08% , 12/14/26 ... 897 885
L2249856.UP.FTS.B , 25 .32% , 12/14/26 ... 226 223
L2249823.UP.FTS.B , 25 .41% , 12/14/26 ... 476 471
FW2249041.UP.FTS.B , 31 .12% , 12/14/26 . 232 229
FW2250974.UP.FTS.B , 31 .12% , 12/14/26 . 839 323
a
FW2251410.UP.FTS.B , 31 .25% , 12/14/26 . 1,621 309
L2141755.UP.FTS.B , 8 .51% , 12/15/26 .... 6,108 6,017
L2252737.UP.FTS.B , 8 .71% , 12/15/26 .... 2,944 2,898
FW2253701.UP.FTS.B , 10 .99% , 12/15/26 . 1,866 1,841
L2252976.UP.FTS.B , 16 .75% , 12/15/26 ... 986 976
FW2251546.UP.FTS.B , 19 .76% , 12/15/26 . 2,602 2,569
L2252318.UP.FTS.B , 20 .43% , 12/15/26 ... 524 518
L2251727.UP.FTS.B , 20 .77% , 12/15/26 ... 445 439
L2252135.UP.FTS.B , 22 .59% , 12/15/26 ... 545 538
a
L2250541.UP.FTS.B , 24 .85% , 12/15/26 ... 860 27
L2252447.UP.FTS.B , 25 .4% , 12/15/26 .... 229 226
FW2253392.UP.FTS.B , 25 .5% , 12/15/26 .. 1,510 1,491
FW2252023.UP.FTS.B , 28 .67% , 12/15/26 . 922 910
a
FW2253542.UP.FTS.B , 31 .19% , 12/15/26 . 554 104
L2251912.UP.FTS.B , 13 .91% , 12/19/26 ... 544 537
L2252296.UP.FTS.B , 8 .02% , 12/26/26 .... 2,070 2,038
L2251043.UP.FTS.B , 12 .11% , 12/28/26 ... 4,819 4,753
L2499407.UP.FTS.B , 5 .37% , 1/24/27 .... 7,458 7,311

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2497458.UP.FTS.B , 8 .44% , 1/24/27 .... $ 5,438 $ 5,351
L2500305.UP.FTS.B , 11 .35% , 1/24/27 .... 168 165
FW2499235.UP.FTS.B , 11 .45% , 1/24/27 .. 1,224 1,207
L2498730.UP.FTS.B , 14 .35% , 1/24/27 .... 1,084 1,070
L2494019.UP.FTS.B , 16 .44% , 1/24/27 .... 1,103 1,095
L2497377.UP.FTS.B , 16 .51% , 1/24/27 .... 1,014 1,006
L2500130.UP.FTS.B , 18 .16% , 1/24/27 .... 1,328 1,314
L2500098.UP.FTS.B , 18 .6% , 1/24/27 .... 1,768 625
L2497754.UP.FTS.B , 19 .19% , 1/24/27 .... 599 593
L2499090.UP.FTS.B , 20 .13% , 1/24/27 .... 1,177 1,165
L2497527.UP.FTS.B , 21 .34% , 1/24/27 .... 1,001 991
FW2497553.UP.FTS.B , 23 .05% , 1/24/27 .. 3,399 3,366
a
L2500298.UP.FTS.B , 25 .15% , 1/24/27 .... 565 40
L2500230.UP.FTS.B , 25 .4% , 1/24/27 .... 1,114 1,103
L2497705.UP.FTS.B , 25 .44% , 1/24/27 .... 981 971
a
L2500467.UP.FTS.B , 25 .44% , 1/24/27 .... 520 100
FW2498744.UP.FTS.B , 26 .78% , 1/24/27 .. 2,188 2,168
FW2499403.UP.FTS.B , 30 .76% , 1/24/27 .. 650 645
FW2502639.UP.FTS.B , 4 .89% , 1/25/27 ... 1,977 1,938
L2443263.UP.FTS.B , 6 .66% , 1/25/27 .... 1,300 1,275
L2501608.UP.FTS.B , 7 .8% , 1/25/27 ..... 3,116 3,056
L2501547.UP.FTS.B , 8 .21% , 1/25/27 .... 1,066 1,048
L2502319.UP.FTS.B , 8 .49% , 1/25/27 .... 7,226 7,102
L2502134.UP.FTS.B , 9 .38% , 1/25/27 .... 4,970 4,892
L2501198.UP.FTS.B , 12 .05% , 1/25/27 .... 2,126 2,099
FW2502179.UP.FTS.B , 12 .78% , 1/25/27 .. 345 340
L2501977.UP.FTS.B , 12 .89% , 1/25/27 .... 6,645 6,561
L2500808.UP.FTS.B , 14 .3% , 1/25/27 .... 1,311 1,294
L2501876.UP.FTS.B , 14 .91% , 1/25/27 .... 717 708
L2501997.UP.FTS.B , 17 .77% , 1/25/27 .... 943 935
FW2501148.UP.FTS.B , 17 .78% , 1/25/27 .. 376 373
FW2501125.UP.FTS.B , 17 .82% , 1/25/27 .. 283 280
L2502439.UP.FTS.B , 18 .98% , 1/25/27 .... 1,085 1,074
FW2500961.UP.FTS.B , 20 .28% , 1/25/27 .. 700 693
FW2501561.UP.FTS.B , 21 .33% , 1/25/27 .. 840 831
L2503424.UP.FTS.B , 21 .51% , 1/25/27 .... 1,968 1,949
L2502058.UP.FTS.B , 21 .83% , 1/25/27 .... 2,277 2,253
FW2503375.UP.FTS.B , 24 .71% , 1/25/27 .. 689 683
FW2503209.UP.FTS.B , 25 .12% , 1/25/27 .. 1,400 1,387
L2500860.UP.FTS.B , 25 .49% , 1/25/27 .... 317 314
FW2501330.UP.FTS.B , 26 .47% , 1/25/27 .. 1,227 1,216
FW2502187.UP.FTS.B , 26 .63% , 1/25/27 .. 1,215 1,203
FW2502652.UP.FTS.B , 27 .68% , 1/25/27 .. 1,087 1,078
FW2500797.UP.FTS.B , 28 .58% , 1/25/27 .. 402 399
FW2501430.UP.FTS.B , 31 .03% , 1/25/27 .. 580 209
FW2500654.UP.FTS.B , 31 .21% , 1/25/27 .. 230 228
FW2502276.UP.FTS.B , 33 .54% , 1/25/27 .. 1,236 1,226
L2500341.UP.FTS.B , 18 .83% , 1/28/27 .... 563 404
FW2498422.UP.FTS.B , 31 .2% , 2/01/27 ... 315 107
FW1729970.UP.FTS.B , 18 .27% , 2/17/27 .. 7,330 5,832
a
L1729858.UP.FTS.B , 25 .05% , 2/17/27 .... 9,129 894
a
FW1729641.UP.FTS.B , 30 .22% , 2/17/27 .. 1,547 111
L2031108.UP.FTS.B , 11 .34% , 4/12/27 .... 11,093 10,913
FW2031845.UP.FTS.B , 15 .93% , 4/12/27 .. 4,141 1,311
a
L2032266.UP.FTS.B , 21 .24% , 4/12/27 .... 2,314 88
L2032337.UP.FTS.B , 26 .62% , 4/12/27 .... 3,349 2,231
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2972334.UP.FTS.B , 6 .17% , 4/19/27 .... $ 10,357 $ 10,135
L2971286.UP.FTS.B , 7 .38% , 4/19/27 .... 5,300 5,188
L2967243.UP.FTS.B , 14 .24% , 4/19/27 .... 4,084 4,031
L2971759.UP.FTS.B , 16 .29% , 4/19/27 .... 1,854 1,841
L2972008.UP.FTS.B , 20 .74% , 4/19/27 .... 1,461 1,445
L2971841.UP.FTS.B , 25 .2% , 4/19/27 .... 135 10
FW2972220.UP.FTS.B , 26 .42% , 4/19/27 .. 1,142 1,130
L2971662.UP.FTS.B , 26 .49% , 4/19/27 .... 295 292
FW2972305.UP.FTS.B , 27 .33% , 4/19/27 .. 1,781 1,763
FW2972190.UP.FTS.B , 7 .92% , 4/28/27 ... 10,131 9,919
FW2102410.UP.FTS.B , 22 .44% , 5/07/27 .. 1,542 1,020
L2250820.UP.FTS.B , 13 .59% , 5/14/27 .... 704 693
L2250559.UP.FTS.B , 14 .84% , 5/14/27 .... 1,818 1,788
L2251037.UP.FTS.B , 19 .7% , 5/14/27 .... 530 525
FW2248500.UP.FTS.B , 23 .6% , 5/14/27 ... 943 727
L2249257.UP.FTS.B , 26 .38% , 5/14/27 .... 2,121 2,091
L2252476.UP.FTS.B , 9 .18% , 5/15/27 .... 2,106 2,068
L2252566.UP.FTS.B , 19 .55% , 5/15/27 .... 1,939 1,424
L2252234.UP.FTS.B , 21 .66% , 5/15/27 .... 1,503 475
a
L2252209.UP.FTS.B , 25 .21% , 5/15/27 .... 408 29
a
FW2253234.UP.FTS.B , 28 .94% , 5/15/27 .. 4,405 754
FW2249414.UP.FTS.B , 19 .5% , 6/01/27 ... 2,220 2,189
L2247268.UP.FTS.B , 14 .22% , 6/14/27 .... 15,459 15,302
L2497350.UP.FTS.B , 13 .11% , 6/24/27 .... 3,505 3,451
L2500224.UP.FTS.B , 25 .04% , 6/24/27 .... 2,084 2,062
L2501796.UP.FTS.B , 9 .36% , 6/25/27 .... 3,953 3,874
FW1729187.UP.FTS.B , 30 .3% , 7/17/27 ... 2,071 2,047
L1902855.UP.FTS.B , 19 .55% , 8/22/27 .... 418 30
L1901067.UP.FTS.B , 23 .17% , 8/22/27 .... 2,527 183
L2971880.UP.FTS.B , 24% , 9/19/27 ...... 17,392 12,241
FW2101751.UP.FTS.B , 16 .63% , 9/23/27 .. 6,072 6,025
FW2249049.UP.FTS.B , 30 .95% , 10/14/27 . 1,112 78
L2247794.UP.FTS.B , 12 .65% , 10/15/27 ... 1,039 1,023
FW2249158.UP.FTS.B , 11 .8% , 10/28/27 .. 4,319 4,244
FW2497574.UP.FTS.B , 12 .62% , 11/24/27 . 10,082 9,918
L2498668.UP.FTS.B , 13 .66% , 11/25/27 ... 14,010 13,779
L2500727.UP.FTS.B , 19 .88% , 11/25/27 ... 2,366 2,340
L2971527.UP.FTS.B , 13 .17% , 1/19/28 .... 1,762 127
339,908
Total Marketplace Loans (Cost $ 809,030 )
$699,772
a
Defaulted security or security for which income has been deemed uncollectible.

Franklin Universal Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin Universal Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Senior fixed rate notes issued by the Fund are carried at cost. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has
designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Universal Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May 31,
2026 , the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Universal Trust
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.579% ............ $5,815,421 $40,769,126 $(39,541,780) $— $— $7,042,767 7,042,767 $205,697
Total Affiliated Securities ... $5,815,421 $40,769,126 $(39,541,780) $— $— $7,042,767 $205,697
2. Financial Instrument Valuation
(continued)

Franklin Universal Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A summary of inputs used as of May 31, 2026, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Universal Trust
Assets:
Investments in Securities:
a
Common Stocks :
Electric Utilities ........................ $ 56,473,655 $ — $ — $ 56,473,655
Metals & Mining ....................... 9,518,312 — — 9,518,312
Multi-Utilities .......................... 34,747,528 — — 34,747,528
Oil, Gas & Consumable Fuels ............. 3,978,255 189,254 — 4,167,509
Pharmaceuticals ....................... — 285,273 — 285,273
Software ............................. — — 760 760
Convertible Preferred Stocks ................ 559,744 — — 559,744
Preferred Stocks ......................... 481,250 — — 481,250
Rights ................................. — 19,380 — 19,380
Convertible Bonds ....................... — 521,360 — 521,360
Corporate Bonds :
Aerospace & Defense ................... — 3,986,748 — 3,986,748
Automobile Components ................. — 4,816,904 — 4,816,904
Automobiles .......................... — 1,097,686 — 1,097,686
Biotechnology ......................... — 2,399,526 — 2,399,526
Broadline Retail ....................... — 1,554,336 — 1,554,336
Building Products ...................... — 3,587,364 — 3,587,364
Capital Markets ........................ — 2,429,656 — 2,429,656
Chemicals ........................... — 4,515,221 —
b
4,515,221
Commercial Services & Supplies ........... — 3,595,941 — 3,595,941
Communications Equipment .............. — 530,644 — 530,644
Construction & Engineering ............... — 397,118 — 397,118
Consumer Finance ..................... — 7,842,675 — 7,842,675
Consumer Staples Distribution & Retail ...... — 717,916 — 717,916
Containers & Packaging ................. — 3,269,792 — 3,269,792
Distributors ........................... — 539,415 — 539,415
Diversified Consumer Services ............ — 297,957 — 297,957
Diversified REITs ...................... — 2,236,094 — 2,236,094
Diversified Telecommunication Services ..... — 9,083,133 — 9,083,133
Electric Utilities ........................ — 3,868,411 — 3,868,411
Electronic Equipment, Instruments &
Components ........................ — 484,553 — 484,553
Energy Equipment & Services ............. — 4,926,925 — 4,926,925
Entertainment ......................... — 2,197,487 — 2,197,487
Financial Services ...................... — 6,258,446 — 6,258,446
Food Products ........................ — 3,243,104 — 3,243,104
Ground Transportation .................. — 1,820,805 — 1,820,805
Health Care Equipment & Supplies ......... — 1,014,752 — 1,014,752
Health Care Providers & Services .......... — 6,657,315 — 6,657,315
Health Care REITs ..................... — 2,005,002 — 2,005,002
Health Care Technology ................. — 946,136 — 946,136
Hotel & Resort REITs ................... — 1,875,271 — 1,875,271
Hotels, Restaurants & Leisure ............. — 9,988,454 — 9,988,454
Household Durables .................... — 4,386,979 — 4,386,979
Household Products .................... — 192,679 — 192,679
Independent Power and Renewable Electricity
Producers .......................... — 3,540,548 — 3,540,548
Insurance ............................ — 2,556,279 — 2,556,279
IT Services ........................... — 2,206,622 — 2,206,622
Machinery ............................ — 3,774,710 — 3,774,710
4. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At May 31, 2026, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Universal Trust (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Corporate Bonds: (continued)
Media ............................... $ — $ 8,547,746 $ — $ 8,547,746
Metals & Mining ....................... — 4,834,685 — 4,834,685
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 445,457 — 445,457
Oil, Gas & Consumable Fuels ............. — 15,454,739 — 15,454,739
Paper & Forest Products ................. — 374,783 — 374,783
Passenger Airlines ..................... — 880,010 — 880,010
Personal Care Products ................. — 1,571,108 — 1,571,108
Pharmaceuticals ....................... — 1,152,687 — 1,152,687
Professional Services ................... — 434,918 — 434,918
Real Estate Management & Development .... — 703,146 — 703,146
Semiconductors & Semiconductor Equipment . — 384,799 — 384,799
Software ............................. — 1,963,803 — 1,963,803
Specialized REITs ...................... — 2,531,087 — 2,531,087
Specialty Retail ........................ — 1,255,743 — 1,255,743
Technology Hardware, Storage & Peripherals . — 560,898 — 560,898
Textiles, Apparel & Luxury Goods .......... — 808,818 — 808,818
Trading Companies & Distributors .......... — 2,569,775 — 2,569,775
Wireless Telecommunication Services ....... — 3,849,985 844 3,850,829
Senior Floating Rate Interests ............... — 7,777 — 7,777
Marketplace Loans ....................... — — 699,772
b
699,772
Municipal Bonds ......................... — 449,847 — 449,847
Escrows and Litigation Trusts ............... — — 2
b
2
Short Term Investments ................... 7,042,767 — — 7,042,767
Total Investments in Securities ........... $112,801,511 $164,639,682 $701,378 $278,142,571
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Universal Trust
Assets:
Investments in Securities:
Common Stocks :
Pharmaceuticals .... $ 287,042 $ 5 $ (253,363) $ — $ — $ — $ — $ (33,684) $ — $ —
Software .......... 27,871 — — — — — — (27,111) 760 (27,111)
Corporate Bonds :
Chemicals ........ —
d
— — — — — — — —
d
—
Hotels, Restaurants &
Leisure ......... —
d
— (1,762,609) — — — — 1,762,609 — —
Oil, Gas & Consumable
Fuels .......... —
d
— —
d
— — — (790,481) 790,481 — —
4. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 3 financial instruments include the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
Abbreviations
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Universal Trust (continued)
Assets: (continued)
Investments in Securities: (continued)
Corporate Bonds:
(continued)
Wireless
Telecommunication
Services ........ $ 844 $ — $ — $ — $ — $ 587 $ — $ (587) $ 844 $ (587)
Marketplace Loans :
Financial Services ... 1,959,866 15,620 (1,531,081) — — — 47,089 208,278 699,772
d
2,154
Escrows and Litigation
Trusts : —
d
— (24,486) 5,700 — — 4,939 13,849 2
d
(5,698)
Total Investments in
Securities ............ $2,275,623 $15,625 $(3,571,539) $5,700 $— $587 $(738,453) $2,713,835 $701,378 $(31,242)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
Selected Portfolio
ADR
American Depositary Receipt
FRN
Floating Rate Note
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.